UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

AdaptivTM Select ETF

Ticker Symbol:  ADPV

Semi-Annual Report
April 30, 2024

https://www.adpvetf.com/

(This Page Intentionally Left Blank.)

AdaptivTM Select ETF

Semi-Annual Shareholder Letter
11/01/2023 – 04/30/2024

ADPV Period Performance: +28.22%
S&P 500® Index Period Performance: +20.98%

AdaptivTM Select ETF (ticker: ADPV) outperformed its benchmark, S&P 500, by 34.5% (724bps) during the reporting period. The strategy uses a market regime filter to identify the long-term trend of the broad stock market. At the very start of the reporting period, from 11.01.2023 – 11.03.2023, the strategy was in a risk-off and capital protection posture as the market regime filter was identifying a broad market downtrend. Accordingly, during the aforementioned 3 trading days, the strategy appropriately owned cash and T-Bills. However, by 11.06.2023, the strategy market regime filter identified a broad market uptrend and began owning 25 stocks according to its strategy parameters. Because of its exposure to equities exhibiting the potential for strong momentum, ADPV was able to outperform the S&P 500® Index, its benchmark, from 11.01.2023 – 04.30.2024:

For illustrative purposes only

AdaptivTM Select ETF

Markets have fat tail return distributions. The Adaptiv Select strategy attempts to identify stocks in the positive fat tail of returns. Using the Adaptiv Select proprietary ranking system, ADPV identified and owned some notable strong performers. These outperformers helped ADPV exceed its benchmark during the reporting period. The performance chart below highlights the notable outperformers held during the risk-on portion of the reporting period (11.06.2023 – 04.30.2024): VST, VRT, APP, NRG, CNM, KD, OWL, NTNX, PLTR

For illustrative purposes only

There is no such thing as a perfect strategy or one that only selects outperformers. Other stocks held within the strategy had similar performance to the S&P 500® Index or underperformed. But the main objective is casting a net to capture those stocks with strong momentum characteristics. The strategy has proven capable of catching such momentum during the past 6 months. Will it continue? We have no idea. No one does. Markets are not guaranteed. But as long as a long-term broad market uptrend is underway, the AdaptivTM Select ETF will continue casting its net to capture stocks exhibiting one of the most prevalent factors in markets: Momentum. Accordingly, we continue to stay disciplined to the Adaptiv Select strategy.

From the desk of,

David Zarling, CMT
Head of Investment Strategy & Research

The views in this report were those of the Author as of 04.30.2024 and may not reflect his views on the date that this report was first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

AdaptivTM Select ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Investors may obtain performance data current to the most recent month-end by calling 1-800-617-0004. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of April 30, 2024

	One Year	Since Inception(1)
AdaptivTM Select ETF – NAV	26.58%	9.90%
AdaptivTM Select ETF – Market	26.97%	10.07%
S&P 500® Index(2)	22.66%	24.58%

(1)	Commencement date of the Fund was November 3, 2022.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an index.

The following is expense information for the Adaptiv™ Select ETF as disclosed in the Fund’s most recent prospectus updated on February 28, 2024:

Gross Expenses: 1.00%; Net Expenses: 1.00%. Client First Investment Management LLC (the “Adviser”) is paid a unified management fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”). See Note 3.

AdaptivTM Select ETF

Expense Example (Unaudited)
April 30, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commission on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund specific expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 – April 30, 2024).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

Adaptiv™ Select ETF

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	(11/1/2023 to
	11/1/2023	4/30/2024	4/30/2024)
Actual(2)	$1,000.00	$1,282.20	$5.67
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.89	$5.02

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual NAV return for the six-month period ended April 30, 2024 of 28.22%.

AdaptivTM Select ETF

Sector Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2024

Top 10 Equity Holdings(1) (% of Net Assets) (Unaudited)
April 30, 2024

Vertiv Holdings Co.	6.99%
Vistra Corp.	6.59%
AppLovin Corp.	5.47%
Core & Main Inc.	5.39%
Nutanix Inc.	4.93%
NRG Energy Inc.	4.92%
Blue Owl Capital Inc.	4.34%
KeyCorp	4.25%
Informatica Inc.	4.01%
Kyndryl Holdings Inc.	3.89%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

AdaptivTM Select ETF

Schedule of Investments (Unaudited)
April 30, 2024

	Shares	Value
COMMON STOCKS – 98.08%

Apparel Retail – 2.71%
Gap, Inc.	72,888	$1,495,662

Application Software – 17.95%
AppLovin Corp. – Class A(a)	42,834	3,022,795
Informatica, Inc. – Class A(a)	71,643	2,218,784
Nutanix, Inc. – Class A(a)	44,869	2,723,548
Palantir Technologies, Inc. – Class A(a)	89,051	1,956,450
		9,921,577
Asset Management & Custody Banks – 4.34%
Blue Owl Capital, Inc.	126,861	2,396,404

Casinos & Gaming – 3.75%
DraftKings, Inc. – Class A(a)	49,842	2,071,434

Commercial & Residential Mortgage Finance – 6.43%
MGIC Investment Corp.	94,824	1,923,031
Rocket Cos., Inc. – Class A(a)	132,869	1,631,631
		3,554,662
Consumer Finance – 3.02%
SLM Corp.	78,716	1,667,992

Diversified Banks – 7.88%
KeyCorp	162,200	2,350,278
NU Holdings Ltd./Cayman Islands – Class A(a)(b)	184,633	2,005,114
		4,355,392
Diversified Financial Services – 3.50%
Corebridge Financial, Inc.	72,798	1,933,515

Electric Utilities – 4.92%
NRG Energy, Inc.	37,380	2,716,405

Electrical Components & Equipment – 6.99%
Vertiv Holdings Co. – Class A	41,596	3,868,428

Hotel & Resort REITs – 2.26%
Park Hotels & Resorts, Inc.	77,580	1,251,365

Independent Power Producers & Energy Traders – 6.59%
Vistra Corp.	48,076	3,646,084

Industrial Machinery, Supplies & Components – 2.41%
Gates Industrial Corp. PLC(a)(b)	75,713	1,334,063

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2024

	Shares	Value
COMMON STOCKS – 98.08% (Continued)

Investment Banking & Brokerage – 3.69%
Robinhood Markets, Inc. – Class A(a)	123,593	$2,038,049

IT Consulting & Other Services – 3.89%
Kyndryl Holdings, Inc.(a)	109,231	2,147,481

Mortgage REITs – 3.25%
Rithm Capital Corp.	161,360	1,794,324

Oil & Gas Equipment & Services – 3.50%
TechnipFMC PLC(b)	75,602	1,936,923

Pharmaceuticals – 2.31%
Viatris, Inc.	110,195	1,274,956

Publishing – 3.30%
News Corp. – Class B	74,235	1,821,727

Trading Companies & Distributors – 5.39%
Core & Main, Inc. – Class A(a)	52,749	2,978,736
Total Common Stocks
(Cost $43,026,725)		54,205,179

SHORT-TERM INVESTMENTS – 1.98%

Money Market Funds – 1.98%
First American Treasury Obligations Fund, Class X, 5.21%(c)	1,093,003	1,093,003
Total Short-Term Investments
(Cost $1,093,003)		1,093,003
Total Investments
(Cost $44,119,728) – 100.06%		55,298,182
Liabilities in Excess of Other Assets – (0.06)%		(33,306)
Total Net Assets – 100.00%		$55,264,876

PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Statement of Assets and Liabilities (Unaudited)
April 30, 2024

ASSETS:
Investments, at value (Cost $44,119,728)	$55,298,182
Receivable for investments sold	2,398,331
Dividends and interest receivable	19,935
Total assets	57,716,448

LIABILITIES:
Payable for investments purchased	2,405,832
Payable to Adviser	45,740
Total liabilities	2,451,572

NET ASSETS	$55,264,876

NET ASSETS CONSIST OF:
Paid-in capital	$48,876,125
Total distributable earnings	6,388,751
Net assets	$55,264,876

Shares issued and outstanding(1)	1,930,000
Net asset value	$28.63

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2024

INVESTMENT INCOME:
Dividend income	$268,645
Interest income	77,831
Total investment income	346,476

EXPENSES:
Investment advisory fees (See Note 3)	253,635
Total expenses	253,635
NET INVESTMENT INCOME	92,841

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(640,060)
Redemptions in-kind transactions	1,656,738
Net realized gain	1,016,678
Net change in unrealized appreciation (depreciation) on investments	11,178,058
Net realized and unrealized gain on investments	12,194,736
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,287,577

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Statement of Changes in Net Assets

	Six Months Ended	For the Period
	April 30, 2024	Inception through
	(Unaudited)	October 31, 2023(1)
OPERATIONS:
Net investment income	$92,841	$61,251
Net realized gain (loss):
Investments	(640,060)	(5,985,822)
Redemptions in-kind transactions	1,656,738	575,751
Net change in unrealized appreciation (depreciation) on investments	11,178,058	396
Net increase (decrease) in net assets resulting from operations	12,287,577	(5,348,424)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,566,491	58,219,829
Payments for shares redeemed	(9,588,141)	(6,719,359)
Transaction fees	—	322
Net increase (decrease) in net assets
resulting from capital share transactions(2)	(3,021,650)	51,500,792

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings (See Note 4)	(110,592)	(42,827)

NET INCREASE IN NET ASSETS	9,155,335	46,109,541

NET ASSETS:
Beginning of period	46,109,541	—
End of period	$55,264,876	$46,109,541

(1)	Commencement date of the Fund was November 3, 2022.
(2)	A summary of capital share transactions is as follows:

	Six Months Ended	For the Period
	April 30, 2024	Inception through
	(Unaudited)	October 31, 2023(1)
	Shares	Shares
SHARE TRANSACTIONS:
Issued	230,000	2,340,000
Redeemed	(360,000)	(280,000)
Net increase (decrease) in shares outstanding	(130,000)	2,060,000

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	For the Period
	April 30, 2024	Inception through
	(Unaudited)	October 31, 2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$22.38	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.05	0.04
Net realized and unrealized gain (loss) on investments	6.26	(2.60)
Total from investment operations	6.31	(2.56)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	0.00	0.00 (3)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.06)
Net asset value, end of period	$28.63	$22.38

TOTAL RETURN, AT NAV(4)(6)	28.22%	-10.24%
TOTAL RETURN, AT MARKET(5)(6)	27.27%	-9.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,265	$46,110

Ratio of expenses to average net assets(7)	1.00%	1.00%
Ratio of net investment income to average net assets(7)	0.37%	0.16%
Portfolio turnover rate(6)(8)(9)	66%	499%

(1)	Commencement date of the Fund was November 3, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005 per share.
(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(5)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)	Excludes impact of in-kind transactions.
(9)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited)
April 30, 2024

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Adaptiv™ Select ETF (the “Fund”) is an actively-managed, exchange-traded fund (“ETF”) that pursues its investment objective of long-term capital appreciation by investing primarily in the equity securities of U.S. listed companies. The Fund will also invest in the securities of other investment companies, including other ETFs and mutual funds, that invest in equity securities.

The Fund commenced operations on November 3, 2022. The Fund’s investment adviser, Client First Investment Management LLC (the “Adviser”), is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust. Organizational and offering costs that were incurred to establish the Fund to enable them to legally do business were paid for by the Adviser and not subject to repayment.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.   Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stock, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments, having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approval independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asserts values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by Level within the fair value hierarchy as of April 30, 2024:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$54,205,179	$—	$—	$54,205,179
Short-Term Investments	1,093,003	—	—	1,093,003
Total Investments in Securities	$55,298,182	$—	$—	$55,298,182

As of the period ended April 30, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Refer to each Fund’s Schedule of Investments for further information on the classification of investments.

B.   Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

C.   Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

D.   Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

E.   Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

F.   Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

G.   Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.   Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption form the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of a Fund at the annual rate of 1.00%.

The Adviser has retained Exchange Traded Concepts, LLC (“sub-adviser”) to serve as sub-adviser to the Fund. The subadviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Fees associated with these services are paid to the sub-adviser by the Adviser.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the management fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, interest, governmental fees, and taxes of any kind or nature (including, but not limited to, income, excise, transfer and

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

withholding taxes), any fees and expenses related to the provision of securities lending services, acquired fund fees and expenses, accrued deferred tax liability, non-recurring or extraordinary expenses of the Fund and/or the Independent Trustees, legal or other expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. The Advisor has agreed to pay all expenses of the Fund’s Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the period ended April 30, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

At October 31, 2023, the Fund’s most recently completed fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis were as follows:

Tax cost of investments*	$48,018,530
Gross unrealized appreciation	$396
Gross unrealized depreciation	(2,365,554)
Net unrealized depreciation	(2,365,158)
Undistributed ordinary income	18,424
Undistributed long-term capital gains	—
Other accumulated losses	(3,441,500)
Total accumulated loss	$(5,788,234)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

As of October 31, 2023, the Fund had $3,441,500 in short-term capital loss carryovers which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable period ended October 31, 2023, the Fund had no deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable year subsequent to December 31.

Distributions to Shareholders – The Fund intends to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

The tax character of distributions paid for the periods ended April 30, 2024 and October 31, 2023 were as follows:

	Ordinary Income	Total
2024	$110,592	$110,592
2023	42,827	42,827

5.  DISTRIBUTION FEES

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

6.  CAPITAL SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares called “Creation Units.” Creation Units are issued and redeemed principally for cash, but may also be issued and redeemed in kind for securities held by or eligible to be held by the Fund. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

All shares of the Fund have equal rights and privileges.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Fund for the period ended April 30, 2024, were as follows:

	Purchases	Sales	Creation In-Kind	Redemptions In-Kind
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$74,256,491	$28,946,008	$6,208,292	$9,469,597

8.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

AdaptivTM Select ETF

Additional Information (Unaudited) – Continued
April 30, 2024

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-833-753-3825.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-833-753-3825. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended April 30, is available (1) without charge, upon request, by calling 1-833-753-3825, or on the SEC’s website at https://www.sec.gov/.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge on the Funds’ website at https://www.adpvetf.com/.

AdaptivTM Select ETF

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information the Fund receives about you on applications or other forms;
• Information you give the Fund orally; and/or
• Information about your transactions with the Fund or others

The Fund does not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law. The Fund may share information with affiliated and unaffiliated third parties with whom it has contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Fund maintains physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

With respect to the Fund, issues and redemptions of its shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 10,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Funds’ distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Fund does not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently is not required by Regulation S-P to deliver a notice of the Fund’s privacy policy to any ETF shareholders.

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INVESTMENT ADVISER
Client First Investment Management LLC
215 North Main Street, Suite 1040
West Bend, WI 53095

SUB-ADVISER:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-833-753-3825.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date   7/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date    7/8/2024

By (Signature and Title)      /s/Douglas Schafer
Douglas Schafer, Treasurer

Date    7/8/2024